Improvements to Concession Assets - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 9,944,022	$ 8,912,544	$ 7,294,318
Additions	1,033,311	1,169,139	1,221,239
Divestitures	(402)	(23,497)	(368)
Currency translation effect	5,929	(114,164)	397,355
Ending balance	10,982,860	9,944,022	8,912,544
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	2,376,483	1,707,742	445,924
Additions	1,661,060	1,417,156	1,400,942
Transfers	(1,669,128)	(746,710)	(147,806)
Currency translation effect	13,703	(1,705)	8,682
Ending balance	2,382,118	2,376,483	1,707,742
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	11,779,768	10,902,668	9,909,384
Additions	6,366	304,042	331,044
Divestitures	(7,919)	(30,212)	(436)
Transfers	1,669,128	746,710	147,806
Currency translation effect	(5,694)	(143,440)	514,870
Ending balance	13,441,649	11,779,768	10,902,668
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	14,156,251	12,610,410	10,355,308
Additions	1,667,426	1,721,198	1,731,986
Divestitures	(7,919)	(30,212)	(436)
Currency translation effect	8,009	(145,145)	523,552
Ending balance	15,823,767	14,156,251	12,610,410
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(4,212,229)	(3,697,866)	(3,060,990)
Additions	(634,115)	(552,059)	(510,747)
Divestitures	7,517	6,715	68
Currency translation effect	(2,080)	30,981	(126,197)
Ending balance	$ (4,840,907)	$ (4,212,229)	$ (3,697,866)